LONG-TERM DEBT	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Four Cubed Management Llc [Member]
LONG-TERM DEBT

NOTE 3 – LONG-TERM DEBT

As part of the Small Business Administration (SBA) Paycheck Protection Program (PPP), the Company received a loan in the amount of $39,184 in 2020. The loan bears interest at 1.00% per annum, however the principal balance of the loan and interest were forgiven subsequent to year end under the terms and conditions of the Coronavirus Aid, Relief, and Economic Security Act. During the six months ended June 30, 2021, the full amount was forgiven and recorded as other income.

The Company must retain all records relating to the loan for six years from the date of forgiveness and must permit authorized representatives from the SBA, including representatives of its Office of Inspector General, to access such files upon request.

NOTE 3 – LONG-TERM DEBT

As part of the Small Business Administration (SBA) Paycheck Protection Program (PPP), the Company received a loan in the amount of $39,184 in 2020. The loan bears interest at 1.00% per annum, however the principal balance of the loan and interest were forgiven subsequent to year end under the terms and conditions of the Coronavirus Aid, Relief, and Economic Security Act. During 2021, the Company recorded the full amount, which was forgiven, as other income when forgiveness was obtained.